Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

Note 4—Property and Equipment:

Property and equipment at December 31 consisted of the following:

	2011	2010
Leasehold improvements	$439,421	$—
Computer equipment	216,117	—
Telephone equipment	33,854	—
Furniture and fixtures	3,363	—

	692,755	—
Less: accumulated depreciation and amortization	(10,702)	—

Totals	$682,053	$—